Note 14	12 Months Ended
Dec. 31, 2021
Financial Assets At Amortised Cost [Abstract]
Disclosure of financial assets at amortised cost [Text Block]	Financial assets at amortized costBreakdown of the balance
The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the nature of the financial instrument, is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	2021	2020	2019
Debt securities		34,781	35,737	38,877
Central banks		15	—	—
Government		32,130	28,727	31,526
Credit institutions		817	783	719
Other financial corporations		525	5,027	5,254
Non-financial corporations		1,295	1,200	1,379
Loans and advances to central banks		5,681	6,209	4,275
Loans and advances to credit institutions		13,276	14,575	13,649
Reverse repurchase agreements		2,788	1,914	1,817
Other loans and advances		10,488	12,661	11,832
Loans and advances to customers (*)	7.2.2	318,939	311,147	382,360
Government		19,682	19,391	28,222
Other financial corporations		9,804	9,817	11,207
Non-financial corporations		140,993	136,424	166,789
Other		148,461	145,515	176,142
Total	8.1	372,676	367,668	439,162
Of which: impaired assets of loans and advances to customers	7.2.2	14,657	14,672	15,954
Of which: loss allowances of loans and advances	7.2.5	(11,142)	(12,141)	(12,427)
Of which: loss allowances of debt securities		(52)	(48)	(52)
(*) The variation in 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
During financial years 2021, 2020 and 2019, there have been no significant reclassifications from the heading “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.
Debt securitiesThe breakdown of the balance under the heading “Debt securities” in the accompanying consolidated balance sheets, according to the issuer of the debt securities, is as follows:

Financial assets at amortized cost. Debt securities. (Millions of Euros)
	2021				2020				2019
	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Domestic debt securities
Government and other government agencies	17,693	1,326	(7)	19,013	13,656	1,212	—	14,868	12,755	630	(21)	13,363
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—	26	—	—	26
Other issuers	337	10	(6)	341	4,835	59	(7)	4,887	4,903	38	(10)	4,931
Subtotal	18,031	1,336	(13)	19,353	18,492	1,271	(7)	19,756	17,684	668	(31)	18,320
Foreign debt securities
Mexico	8,464	182	(138)	8,508	7,771	534	(16)	8,289	6,374	168	(18)	6,525
Government and other government agencies	7,669	170	(131)	7,708	6,963	479	—	7,442	5,576	166	—	5,742
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	614	11	—	625	632	55	—	687	526	2	—	529
Other issuers	181	1	(7)	175	176	—	(16)	160	272	—	(18)	254
The United States	93	—	—	93	52	—	(26)	26	6,125	111	(20)	6,217
Government and other government agencies	10	—	—	10	14	—	—	14	5,690	111	(18)	5,783
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	26	—	—	26	23	—	(16)	7	25	—	(1)	25
Other issuers	57	—	—	57	15	—	(10)	5	410	—	(1)	409
Turkey	2,634	143	(95)	2,682	3,628	95	(25)	3,698	4,113	48	(65)	4,097
Government and other government agencies	2,628	143	(95)	2,676	3,621	95	(25)	3,691	4,105	47	(65)	4,088
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	5	—	—	5	6	—	—	6	7	1	—	8
Other issuers	—	—	—	—	1	—	—	1	1	—	—	1
Other countries	5,559	289	(37)	5,812	5,795	505	(1)	6,299	4,581	82	(26)	4,637
Other foreign governments and other government agency	4,144	257	(28)	4,374	4,473	467	(1)	4,939	3,400	82	(22)	3,459
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	171	—	—	171	122	—	—	122	135	—	—	135
Other issuers	1,243	32	(9)	1,267	1,200	38	—	1,238	1,047	—	(4)	1,043
Subtotal	16,750	614	(270)	17,094	17,245	1,134	(68)	18,311	21,194	409	(129)	21,476
Total	34,781	1,950	(284)	36,447	35,737	2,405	(75)	38,067	38,877	1,077	(160)	39,796
As of December 31, 2021, 2020 and 2019, the distribution according to the credit quality (ratings) of the issuers of debt securities classified as financial assets at amortized cost, was as follows:

Debt securities by rating
	2021		2020		2019
	Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%
AAA	143	0.4%	151	0.4%	39	0.1%
AA+	77	0.2%	74	0.2%	6,481	16.7%
AA	76	0.2%	64	0.2%	14	—%
AA-	69	0.2%	48	0.1%	713	1.8%
A+	62	0.2%	42	—%	—	—%
A	619	1.8%	590	1.7%	16,806	43.2%
A-	16,312	46.9%	16,736	46.8%	607	1.6%
BBB+	9,336	26.8%	7,919	22.2%	3,715	9.6%
BBB	3,853	11.1%	942	2.6%	551	1.4%
BBB-	527	1.5%	4,499	12.6%	3,745	9.6%
BB+ or below	3,120	9.0%	3,928	11.0%	5,123	13.2%
Unclassified	587	1.7%	743	2.1%	1,083	2.8%
Total	34,781	100.0%	35,737	100.0%	38,877	100.0%
Loans and advances to customers
The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to their nature, is as follows:

Loans and advances to customers (Millions of Euros)
	2021	2020	2019
On demand and short notice	3,161	2,835	3,050
Credit card debt	14,030	13,093	16,354
Trade receivables	19,524	15,544	17,276
Finance leases	7,911	7,650	8,711
Reverse repurchase agreements	23	71	26
Other term loans	268,047	267,031	332,160
Advances that are not loans	6,243	4,924	4,784
Total	318,939	311,147	382,360
The heading “Financial assets at amortized cost – Loans and advances to customers” in the accompanying consolidated balance sheets also includes certain secured loans that, pursuant to the Mortgage Market Act, are linked to long-term mortgage covered bonds.
The following table sets forth a breakdown of the gross carrying amount "Loans and advances to customers" with maturity greater than one year by fixed and variable rate as of December 31, 2021, 2020 and 2019:

Loans and advances maturing in more than one year by fixed and variable rate (Millions of Euros)
	2021			2020			2019
	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Fixed rate	56,756	62,228	118,984	46,104	66,444	112,548	55,920	68,915	124,835
Variable rate	75,544	44,237	119,781	86,710	41,452	128,162	79,329	97,765	177,095
Total	132,300	106,465	238,765	132,814	107,895	240,710	135,249	166,680	301,929
As of December 31, 2021, 2020 and 2019, 50%, 47% and 41%, respectively, of "Loans and advances to customers" with maturity greater than one year have fixed-interest rates and 50%, 53% and 59%, respectively, have variable interest rates.
This heading also includes some loans that have been securitized. The balances recognized in the accompanying consolidated balance sheets corresponding to these securitized loans are as follows:

Securitized loans (Millions of Euros)
	2021	2020	2019
Securitized mortgage assets	23,695	23,953	26,169
Other securitized assets	6,547	6,144	4,249
Total	30,242	30,098	30,418